Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees	12Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2025	31 Dec 2024
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	16,605	16,998
– performance and other guarantees	98,103	92,723
– other contingent liabilities	299	298
At the end of the period	115,007	110,019
Commitments:[1]
– documentary credits and short-term trade-related transactions	6,489	7,096
– forward asset purchases and forward deposits placed	110,784	61,017
– standby facilities, credit lines and other commitments to lend	822,726	793,465
At the end of the period	939,999	861,578
1Includes $691,705m of commitments at 30 June 2025 (31 December 2024: $619,367m), to which the impairment requirements in IFRS 9 are applied where
HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 11.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings and regulatory and other matters against Group companies are excluded from this note but are disclosed in Notes 11 and 13.